Commitments and Contingencies - Schedule of Contractual Obligations (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Operating lease commitments, Total	$ 84,331
Operating lease commitments, Less than 1 Year	3,360
Operating lease commitments, 1 to 3 Years	27,262
Operating lease commitments, 4 to 5 Years	24,915
Operating lease commitments, More than 5 Years	28,794
Purchase obligations, Total	40,680
Purchase obligations, Less than 1 Year	4,520
Purchase obligations, 1 to 3 Years	12,160
Purchase obligations, 4 to 5 Years	12,000
Purchase obligations, More than 5 Years	12,000
Contractual obligations, Total	125,011
Contractual obligations, Less than 1 Year	7,880
Contractual obligations, 1 to 3 Years	39,422
Contractual obligations, 4 to 5 Years	36,915
Contractual obligations, More than 5 Years	$ 40,794